Note 14 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares (USD $)	Dec. 30, 2014
Summary of the Status of Non-vested Shares [Abstract]
As of January 1, 2014 and December 31, 2014	21,034
As of January 1, 2014 and December 31, 2014	$ 366.24
As of January 1, 2014 and December 31, 2014	21,034
As of January 1, 2014 and December 31, 2014	$ 366.24